UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2005
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      National Mutual Insurance Federation of Agricultural Cooperatives

Address:   JA Kyosai Building 2-7-9, Hirakawa-cho, Chiyoda-ku
           Tokyo, Japan 102-8630


Form 13F File Number: 028-14926


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katsuhiko Kumon
Title:  Manager, Financial Administration Department
Phone:  81-3-5215-9227

Signature,  Place,  and  Date  of  Signing:

/s/ Katsuhiko Kumon                Tokyo, Japan                       3/20/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      102,807
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALTRIA GROUP INC             COM            02209S103    1,526   20,700 SH       DEFINED              20,700      0    0
AMERICAN INTL GROUP INC      COM            026874107    1,729   27,900 SH       DEFINED              27,900      0    0
AMGEN INC                    COM            031162100    1,330   16,700 SH       DEFINED              16,700      0    0
ANHEUSER BUSCH COS INC       COM            035229103      646   15,000 SH       DEFINED              15,000      0    0
AUTOZONE INC                 COM            053332102    1,116   13,400 SH       DEFINED              13,400      0    0
BANK NEW YORK INC            COM            064057102    1,432   48,700 SH       DEFINED              48,700      0    0
BECTON DICKINSON & CO        COM            075887109    1,463   27,900 SH       DEFINED              27,900      0    0
CITIGROUP INC                COM            172967101    1,397   30,700 SH       DEFINED              30,700      0    0
COCA COLA CO                 COM            191216100    1,084   25,100 SH       DEFINED              25,100      0    0
DARDEN RESTAURANTS INC       COM            237194105      808   26,600 SH       DEFINED              26,600      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      595   15,200 SH       DEFINED              15,200      0    0
EATON CORP                   COM            278058102    1,773   27,900 SH       DEFINED              27,900      0    0
ELECTRONIC ARTS INC          COM            285512109      950   16,700 SH       DEFINED              16,700      0    0
EMERSON ELEC CO              COM            291011104    1,041   14,500 SH       DEFINED              14,500      0    0
ENTERGY CORP NEW             COM            29364G103    1,420   19,100 SH       DEFINED              19,100      0    0
EXXON MOBIL CORP             COM            30231G102    1,303   20,500 SH       DEFINED              20,500      0    0
FEDERATED DEPT STORES INC DE COM            31410H101    1,043   15,600 SH       DEFINED              15,600      0    0
GOODRICH CORP                COM            382388106    1,242   28,000 SH       DEFINED              28,000      0    0
HEINZ H J CO                 COM            423074103    1,009   27,600 SH       DEFINED              27,600      0    0
INTEL CORP                   COM            458140100    1,511   61,300 SH       DEFINED              61,300      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    1,123   14,000 SH       DEFINED              14,000      0    0
INTUIT                       COM            461202103      896   20,000 SH       DEFINED              20,000      0    0
JOHNSON & JOHNSON            COM            478160104    1,057   16,700 SH       DEFINED              16,700      0    0
JOHNSON CTLS INC             COM            478366107    1,669   26,900 SH       DEFINED              26,900      0    0
MANOR CARE INC NEW           COM            564055101    2,143   55,800 SH       DEFINED              55,800      0    0
MARSHALL & ILSLEY CORP       COM            571834100    1,379   31,700 SH       DEFINED              31,700      0    0
MCGRAW HILL CPS INC          COM            580645109    1,465   30,500 SH       DEFINED              30,500      0    0
MICROSOFT CORP               COM            594918104    1,436   55,800 SH       DEFINED              55,800      0    0
NIKE INC                     CL B           654106103    1,062   13,000 SH       DEFINED              13,000      0    0
NOBLE CORPORATION            SHS            G65422100    1,903   27,800 SH       DEFINED              27,800      0    0
NORFOLK SOUTHERN CORP        COM            655844108    1,760   43,400 SH       DEFINED              43,400      0    0
NUCOR CORP                   COM            670346105    1,304   22,100 SH       DEFINED              22,100      0    0
PFIZER INC                   COM            717081103    1,306   52,300 SH       DEFINED              52,300      0    0
PITNEY BOWES INC             COM            724479100      417   10,000 SH       DEFINED              10,000      0    0
PROCTER & GAMBLE CO          COM            742718109    1,647   27,700 SH       DEFINED              27,700      0    0
RAYTHEON CO                  COM NEW        755111507    1,061   27,900 SH       DEFINED              27,900      0    0
SPDR TR                      UNIT SER 1     78462F103   46,755  380,000 SH       SOLE                380,000      0    0
SPRINT NEXTEL CORP           COM FON        852061100    1,496   62,900 SH       DEFINED              62,900      0    0
ST PAUL TRAVELERS INC        COM            792860108    1,252   27,900 SH       DEFINED              27,900      0    0
US BANCORP DEL               COM NEW        902973304    1,179   42,000 SH       DEFINED              42,000      0    0
V F CORP                     COM            918204108      922   15,900 SH       DEFINED              15,900      0    0
VERIZON COMMUNICATIONS       COM            92343V104      654   20,000 SH       DEFINED              20,000      0    0
WAL MART STORES INC          COM            931142103      526   12,000 SH       DEFINED              12,000      0    0
WASHINGTON MUT INC           COM            939322103      392   10,000 SH       DEFINED              10,000      0    0
WELLPOINT INC                COM            94973V107    2,115   27,900 SH       DEFINED              27,900      0    0
WELLS FARGO & CO NEW         COM            949746101    1,470   25,100 SH       DEFINED              25,100      0    0